ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Salary and welfare payable	$ 29,862	$ 29,724
Accrued expenses	9,534	11,510
Payables for purchase of property, plant and equipment	2,416	2,861
Payables for purchase of educational merchandise	4,351	3,741
Other tax payable	294	917
Acquisition consideration payable	613	575
Others	7,336	7,144
Total accrued expenses and other current liabilities	$ 54,406	$ 56,472